Description of Business	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Description of Business

1) Description of Business

KNOT Offshore Partners LP (the “Partnership”) is a publicly traded Marshall Islands limited partnership initially formed for the purpose of acquiring 100% ownership interests in four shuttle tankers owned by Knutsen NYK Offshore Tankers AS (“KNOT”) in connection with the Partnership’s initial public offering of common units (the “IPO”), which was completed in April 2013.

As of June 30, 2018, the Partnership had a fleet of sixteen shuttle tankers, the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen, the Fortaleza Knutsen, the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen, the Dan Cisne, the Dan Sabia, the Ingrid Knutsen, the Raquel Knutsen, the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Brasil Knutsen and the Anna Knutsen, each referred to as a “Vessel” and, collectively, as the “Vessels.” The Vessels operate under fixed charter contracts to charterers.

The initial term for a time charter or bareboat charter commences upon the vessel’s delivery to the customer. The Partnership’s charters include options, exercisable by the customer, to extend the charter’s initial term. Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters for the Windsor Knutsen and the Bodil Knutsen for five years from the closing of the Partnership’s IPO (until April 15, 2018). The time charter for the Windsor Knutsen expires in 2019 and the charterer has four one-year extension options. The time charter for the Bodil Knutsen expires in 2019 and contains customer options for extension through 2024. The Recife Knutsen and the Fortaleza Knutsen are under bareboat charter contracts that expire in 2023. The time charter for the Carmen Knutsen expires in 2023 and contains customer options for extension through 2026. The time charter for the Hilda Knutsen expires in 2022 and contains customer options for extension through 2025. The time charter for the Torill Knutsen expires in November 2018 and contains customer options for extension through 2023. The Dan Cisne and the Dan Sabia are under bareboat charter contracts that expire in 2023 and 2024, respectively. The time charter for the Ingrid Knutsen expires in 2024 and contains customer options for extension through 2029. The time charter for the Raquel Knutsen expires in 2025 and contains customer options for extension through 2030. The time charter for the Tordis Knutsen expires in 2022 and contains customer options for extension through 2032. The time charter for the Vigdis Knutsen expires in 2022 and contains customer options for extension through 2032. The time charter for the Lena Knutsen expires in 2022 and contains customer options for extension through 2032. The time charter for the Brasil Knutsen expires in 2022 and contains customer options for extension through 2028. The time charter for the Anna Knutsen expires in 2022 and contains customer options for extension through 2028.

Pursuant to the Partnership’s Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), KNOT Offshore Partners GP LLC, a wholly owned subsidiary of KNOT, and the general partner of the Partnership (the “General Partner”), has irrevocably delegated to the Partnership’s board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the Partnership’s IPO until the time of the Partnership’s first annual general meeting (“AGM”) on June 25, 2013, the General Partner retained the sole power to appoint, remove and replace all members of the Partnership’s board of directors. From the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, KNOT, as the owner of the General Partner, no longer retained the power to control the Partnership’s board of directors and, hence, the Partnership. As a result, the Partnership is no longer considered to be under common control with KNOT and as a consequence, the Partnership accounts for acquisitions of businesses and assets under the purchase method of accounting and not as transfers of equity interests between entities under common control. All acquisitions have been consolidated into the Partnership’s results as of the date of acquisition.

On March 1, 2018, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 30 AS, the company that owns the Anna Knutsen, from KNOT. The acquisition of the Anna Knutsen was accounted for as an acquisition of an asset. As a result, the Partnership has recorded the results of operations of the Anna Knutsen in its consolidated statement of operations from March 1, 2018.